Earning Per Share (Tables)	3 Months Ended
Mar. 31, 2022
Earnings Per Share
	Three months
	ended March 31,
	2022	2021
Issued common shares at beginning of period	85,545,875	77,961,151
Effect of shares issued	480,798	8,333
Weighted average number of common shares outstanding – basic	86,026,673	77,969,484
Weighted average number of shares outstanding – diluted	86,026,673	77,969,484